Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity - USD ($) $ in Millions	Total	Fairfax Financial Holdings Limited	Series D puttable preferred shares	Series J cumulative redeemable	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred shares	Preferred shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Fairfax Financial Holdings Limited	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Deficit	Deficit Cumulative Effect, Period of Adoption, Adjustment	Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2018			1,986,449
Beginning balance at Dec. 31, 2018			$ 48.1
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of puttable preferred shares (in shares)			(1,923,585)
Exercise of puttable preferred shares			$ (47.7)
Cancellation of put option on puttable preferred shares (in shares)			(62,864)
Cancellation of put option on puttable preferred shares			$ (1.6)
Accretion of preferred shares with holder put option			$ 1.2
Ending balance (in shares) at Dec. 31, 2019			0
Ending balance at Dec. 31, 2019			$ 0.0
Beginning balance (in shares) at Dec. 31, 2018							176,835,837	176,835,837
Beginning balance (in shares) at Dec. 31, 2018									33,272,706	33,272,706
Beginning balance at Dec. 31, 2018	$ 2,460.0				$ 181.1	$ 2,641.1	$ 1.4	$ 1.4	$ 0.3	$ 0.3	$ 3,126.5		$ 3,126.5	$ (645.6)	$ 181.1	$ (464.5)	$ (22.6)	$ (22.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	439.1													439.1
Other comprehensive income	$ 1.0																1.0
Cancellation of put option on puttable preferred shares (in shares)	62,864
Cancellation of put option on puttable preferred shares	$ 1.6										1.6
Exercise of warrants (in shares)							38,461,539
Exercise of warrants	321.6						$ 0.4				321.2
Fees and expenses in connection with issuance of Fairfax warrants		$ (0.2)										$ (0.2)
Dividends on Class A common shares	(103.0)													(103.0)
Dividends on preferred shares	(70.4)													(70.4)
Accretion of preferred shares with holder put option	(1.2)													(1.2)
Shares issued through dividend reinvestment program (in shares)							122,148
Shares issued through dividend reinvestment program	1.2										1.2
Share-based compensation expense (in shares)							257,799
Share-based compensation expense	1.9										2.6			(0.7)
Treasury shares (in shares)							(1,724)
Treasury shares	0.0
Ending balance at Dec. 31, 2019	$ 3,232.7				$ (2.3)	$ 3,230.4	$ 1.8	$ 1.8	$ 0.3	$ 0.3	3,452.9		$ 3,452.9	(200.7)	$ (2.3)	$ (203.0)	(21.6)	$ (21.6)
Ending balance (in shares) at Dec. 31, 2019							215,675,599	215,675,599
Ending balance (in shares) at Dec. 31, 2019									33,335,570	33,335,570
Ending balance (in shares) at Dec. 31, 2020	0			0
Ending balance at Dec. 31, 2020	$ 0.0			$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	192.6													192.6
Other comprehensive income	1.3																1.3
Common shares issued on acquisition (note 3) (in shares)							29,891,266
Common shares issued on acquisition (note 3)	316.8						$ 0.2				316.6
Unissued acquisition related equity consideration (note 3)	80.8						$ 0.0				80.8
Cancellation of unissued acquisition related equity consideration (note 3)	(1.3)										(1.3)
Issuance of common shares from unissued acquisition related equity consideration (note 3) (in shares)							318,637
Issuance of common shares from unissued acquisition related equity consideration (note 3)	0.0
Return of common shares to unissued acquisition related equity consideration (note 3) (in shares)							(727,351)
Return of common shares to unissued acquisition related equity consideration (note 3)	0.0
Cancellation of common shares issued on acquisition (note 3) (in shares)							(1,122,290)
Cancellation of common shares issued on acquisition (note 3)	(12.5)										(12.5)
Common shares issued on loan settlement (in shares)							775,139
Common shares issued on loan settlement	8.3						$ 0.1				8.2
Dividends on Class A common shares	(120.7)													(120.7)
Dividends on preferred shares	(67.1)													(67.1)
Shares issued through dividend reinvestment program (in shares)							30,007
Shares issued through dividend reinvestment program	0.0										0.3			(0.3)
Share-based compensation expense (in shares)							1,398,553
Share-based compensation expense	6.4										7.1			(0.7)
Treasury shares (in shares)							(37,778)
Treasury shares	0.0
Equity component on issuance of Exchangeable Notes, net of issuance costs (note 13(f))	6.1										6.1
Premium paid on capped call (note 13(f))	(15.5)										(15.5)
Ending balance at Dec. 31, 2020	$ 3,625.6						$ 2.1		$ 0.3		3,842.7			(199.2)			(20.3)
Ending balance (in shares) at Dec. 31, 2020	246,277,338						246,277,338
Ending balance (in shares) at Dec. 31, 2020	33,335,570								33,335,570
Increase (Decrease) in Temporary Equity [Roll Forward]
Series J preferred shares issued (note 13(e) and 18(e))	$ 296.9
Series J preferred shares issued (note 13(e) and 18(e)) (in shares)	12,000,000
Ending balance (in shares) at Dec. 31, 2021	12,000,000			12,000,000
Ending balance at Dec. 31, 2021	$ 296.9			$ 296.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	400.5													400.5
Other comprehensive income	1.2																1.2
Issuance of common shares from unissued acquisition related equity consideration (note 3) (in shares)							350,138
Issuance of common shares from unissued acquisition related equity consideration (note 3)	0.0
Redemption of preferred shares (note 18(b)) (in shares)									(13,216,737)
Redemption of preferred shares (note 18(b))	(330.4)										(330.4)
Warrants for Fairfax Notes	3.0										3.0
Dividends on Class A common shares	(126.3)													(126.3)
Dividends on preferred shares	(66.2)													(66.2)
Shares issued through dividend reinvestment program (in shares)							24,803
Shares issued through dividend reinvestment program	0.0										0.3			(0.3)
Share-based compensation expense (in shares)							372,420
Share-based compensation expense	10.2										11.2			(1.0)
Ending balance at Dec. 31, 2021	$ 3,517.6						$ 2.1		$ 0.3		$ 3,526.8			$ 7.5			$ (19.1)
Ending balance (in shares) at Dec. 31, 2021	247,024,699						247,024,699
Ending balance (in shares) at Dec. 31, 2021	20,118,833			12,000,000					20,118,833